[SENTINEL LETTERHEAD]

January 23, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

Attention:  Division of Investment Management

Re:	Sentinel Mid Cap Fund,
a series of Sentinel Group Funds, Inc.
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of the Sentinel Mid Cap Fund (the “Mid Cap Fund”), a series of Sentinel Group Funds, Inc. (the “Corporation”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is the Corporation’s Registration Statement on Form N-14 (the “Registration Statement”), containing the information statement of Sentinel Mid Cap II Fund (the “Mid Cap II Fund”), a series of the Corporation, and the prospectus and statement of additional information of the Mid Cap Fund.

The Registration Statement is being filed in connection with a proposed reorganization transaction consisting of the acquisition by the Mid Cap Fund of substantially all of the assets and the assumption of certain stated liabilities of the Mid Cap II Fund in exchange for the issuance to the Mid Cap II Fund of full and fractional newly-issued shares of common stock of the Mid Cap Fund.  In the course of the reorganization, the Mid Cap II Fund will distribute the shares of the Mid Cap Fund received by it to its shareholders.  These transactions are collectively referred to herein as the “Reorganization.”  After completion of the Reorganization, the Board of Directors of the Corporation will take such action as may be necessary to terminate the Mid Cap II Fund as a series of the Corporation under Maryland law.  The Reorganization does not require shareholder approval.  The Reorganization is expected to take effect on or about March 28, 2013, or as soon as possible thereafter.  It is expected that the Combined Information Statement/Prospectus will be transmitted to shareholders of record of the Mid Cap II Fund as of February 11, 2013 on or about February 28, 2013.

Please direct any communications relating to this filing to the undersigned at (802) 229-7410 or to Carol J. Whitesides of Sidley Austin LLP at (212) 839-7316.

Very truly yours,
/s/ Lisa Muller
Lisa Muller